                                                     Registration No. 33-15489
                                                             File No. 811-5225

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
   Pre-Effective Amendment No.                                           [   ]
   Post-Effective Amendment No. 55                                         [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
   Amendment No. 57

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                      OPPENHEIMER QUEST FOR VALUE FUNDS
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on (date) pursuant to paragraph (b)
     [X]   60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment No. 55 to the Registrant's Registration
Statement on Form N-1A (File No. 33-15489) (the "Registration Statement")
consists of the following: (1) the facing sheet of the Registration
Statement, (2) Amendment, dated September 22, 2005, to the Registrant's current Prospectus and Statement of Additional Information, and (3) Part C to
the Registration Statement (including signature pages). Parts A and B to the
Registration Statement, each dated February 28, 2005 were previously filed in connection with Post-Effective Amendment No. 54 to the Registration
Statement.

This Post-Effective Amendment No. 55 to the Registration Statement is being filed to: (1) describe the features of the Registrant's Class Y shares, (2)
provide updated performance information for the Registrant, (3) file certain exhibits to the Registration Statement, and (4) incorporate certain exhibits by reference into the Registration Statement.

                   Oppenheimer Small- & Mid- Cap Value Fund
                      Amendment Dated September 22, 2005
                  to the Prospectus Dated February 28, 2005

Effective on or about October 3, 2005 the Fund will begin offering Class Y shares to certain qualified investors. This Amendment to the Fund's
Prospectus should be read in conjunction with the Fund's Prospectus dated
February 28, 2005. This Amendment describes the features of the Class Y shares and provides updated performance and other information regarding the
Fund. The following information supplements and/or replaces the respective information in the Fund's Prospectus.

The Fund's Past Performance

Annual Total Returns (Class A)

As of June 30, 2005, the year-to-date return before taxes for Class A shares was 3.84%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 17.22% (2Qtr99) and the lowest return (not annualized) before taxes for a calendar quarter was
-17.88% (3Qtr98).

The Fund's average annual total returns  include the applicable  sales charge:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charges of 5% (1-year) and 2% (5 years);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year  period.  Class Y shares  are not  subject to a sales  charge.  Because
Class B shares  convert to Class A shares 72 months  after  purchase,  Class B
"life-of-class"  performance  does not include any  contingent  deferred sales charge  and uses Class A  performance  for the period  after  conversion.  The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares.  The  performance  of the  Fund's  Class A shares is  compared  to the
Russell  2000(R)Index,  an  unmanaged  index of equity  securities.  The index performance  includes  reinvestment of income but does not reflect transaction costs, fees,  expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below reflect the estimated Class Y expenses for its first full fiscal year.

Shareholder Fees (charges paid directly from your investment):

      ---------------------------------------------------------
                                                    Class Y
                                                     Shares
      ---------------------------------------------------------
      ---------------------------------------------------------
      Maximum Sales Charge (Load) on purchases        None
      -------------------------------------------
      (as % of offering price)
      ---------------------------------------------------------
      ---------------------------------------------------------
      Maximum Deferred Sales Charge (Load) (as %      None
      of the lower of the original offering
      price or redemption proceeds)
      ---------------------------------------------------------
      ---------------------------------------------------------
      Redemption Fee (as a percentage of total       2.00%
      redemption proceeds)
      ---------------------------------------------------------

  The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

      --------------------------------------------------------
                                                    Class Y
                                                    Shares
      --------------------------------------------------------
      --------------------------------------------------------
      Management Fees                                0.78%
      --------------------------------------------------------
      --------------------------------------------------------
      Distribution and/or Service (12b-1) Fees       None
      --------------------------------------------------------
      --------------------------------------------------------
      Other Expenses                                0.27%*
      --------------------------------------------------------
      --------------------------------------------------------
      Total Annual Operating Expenses                0.98%
      --------------------------------------------------------

  Expenses may vary in future years.

  *  For Class Y, "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the Manager's projections of what those expenses will be for Class Y shares for the first fiscal year.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:    1 Year        3 Years       5 Years      10 Years
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Class Y Shares              $100          $314          $544         $1,207
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If   shares   are   not
redeemed:
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Class Y Shares              $100          $314          $544         $1,207
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 There is no sales charge on Class Y shares.

How to Buy Shares

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.
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Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charges.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

      Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other Oppenheimer funds that act as "funds of funds." The
Fund's Board of Trustees has approved making the Fund's shares available as an investment to those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund, as described in their respective prospectuses. Those other funds, individually and/or collectively, may own significant amounts of the Fund's shares from time to time. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity, those purchases and redemptions of the Fund's shares by funds of funds could require the Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance, if the size of those purchases and redemptions were significant relative to the size of the Fund. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to "Are There Limitations
On Exchanges?"

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

The Prospectus is further revised as follows:

1.    The Fund's Board of Trustees has approved changing the name of the Fund to "Oppenheimer Small- & Mid- Cap Value Fund." Effective June 24, 2005,
   all references in the Prospectus to "Oppenheimer Small Cap Value Fund"
   were deleted and replaced with "Oppenheimer Small- & Mid- Cap Value Fund."

2.    The last sentence of the first paragraph on the cover page is revised to read as follows:

   It emphasizes investments in common stocks and other equity securities of "small- and mid-cap" companies.

3.    The section titled "WHAT DOES THE FUND MAINLY INVEST IN?" on page 3 is deleted and replaced with the following:

      WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small cap and mid cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. Under normal market conditions the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small-cap and mid-cap domestic and foreign issuers.
      The Fund emphasizes investment in equity securities of companies that the portfolio managers believe are undervalued in the marketplace. These investments are more fully explained in "About the Fund's Investments" below.

4.    The second sentence of the section titled "WHO IS THE FUND DESIGNED
   FOR?" on page 3 is revised to read as follows:

      Those investors should be willing to assume the greater risk of short-term share price fluctuations that are typical for funds emphasizing small and mid cap stock investments.

5.    The second sentence of the section titled "RISKS OF INVESTING IN
   STOCKS" on page 4 is revised to read as follows:

      Because the Fund invests primarily in equity securities of small and mid cap companies, the value of the Fund's portfolio will be affected by changes in the stock markets and the special economic and other factors that might primarily affect the prices of these stocks in the markets in which it invests.

6.    The first sentence of the section titled "Special Risks of Small-Cap
   Stocks." on page 4 is deleted and the second sentence is revised to read as follows:

      While small capitalization companies might be established
      businesses, generally they tend to be newer companies.

7.    The following is added after the section titled "Special Risks of
   Small-Cap Stocks." on page 4:

      Special Risks of Mid-Cap Stocks. While stocks of mid-cap
         companies may offer greater capital appreciation potential than investments in larger capitalization companies, they may also present greater risks. Mid cap stocks tend to be more sensitive to changes in an issuer's earnings expectations.
         They tend to have lower trading volumes than large
         capitalization securities. As a result, they may experience more abrupt and erratic price movements.

         Since mid-cap companies typically reinvest a high proportion of earnings in their own businesses, they may lack the
         dividend yield that can help cushion their total return in a declining market. Many mid-cap stocks are traded in
         over-the-counter markets and therefore may be less liquid than stocks of larger exchange-traded issuers. That means the Fund could have greater difficulty selling a security at an
         acceptable price, especially in periods of market volatility.
         That factor increases the potential for losses to the Fund.

8.    The sixth sentence of the section titled "HOW RISKY IS THE FUND
   OVERALL?" on page 4 is revised to read as follows:

   The Fund's investments in small- and mid-cap stocks can be volatile, especially in the short term.

9.    The section titled "SMALL-CAP STOCK INVESTMENTS." on page 10 is deleted and replaced with the following:

      SMALL AND MID-CAP STOCK INVESTMENTS. The Fund emphasizes investments in equity securities, primarily common stocks. The portfolio managers look for stocks of small- and mid-cap  companies that they believe have been undervalued by the market. These companies may have a low ratio of their stock price to earnings, for example. The portfolio managers also look at the issuers' cash flows and earnings, to measure potential for capital growth. After looking at the individual issuers in the small-
      and mid-cap  universes that meet these criteria, the portfolio managers may also look at broader industry and economic trends that could affect the growth potential of particular small- and mid-cap  stocks. Current examples of sectors offering value investing opportunities among small-
      and mid-cap  issuers include technology, capital goods and cyclical sectors. However, these opportunities and industries may change over time.

      To the extent that a fund invests significantly in small-cap equity securities, because those types of securities may be traded infrequently, investors may seek to trade fund shares based on their knowledge or understanding of the value of those types of securities
      (this is sometimes referred to as "price arbitrage"). The Fund imposes a 2% redemption fee in certain circumstances to attempt to deter such price arbitrage. Such price arbitrage, if otherwise successful, might interfere with the efficient management of a fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity.
      Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

10.   The table in the section titled "How to Get More Information" on the back cover is deleted and replaced with the following:

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      By Telephone:           Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
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      By Mail:                Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
      ---------------------------------------------------------------------
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      On the Internet:        You can request these documents by e-mail
                              or through the OppenheimerFunds website.
                              You may also read or download certain
                              documents on the OppenheimerFunds website
                              at: www.oppenheimerfunds.com
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                   Oppenheimer Small- & Mid- Cap Value Fund
                      Amendment Dated September 22, 2005
                  to the Statement of Additional Information
               Dated February 28, 2005 as revised April 1, 2005

Effective on or about October 3, 2005 the Fund will begin offering Class Y shares to certain qualified investors. This Amendment to the Oppenheimer
Small- & Mid- Cap Value Fund's Statement of Additional Information should be read in conjunction with the Statement of Additional Information, dated
February 28, 2005, as revised through April 1, 2005. This Amendment describes the features of the Class Y shares and provides other updated information regarding the Fund. The following information supplements and/or replaces the respective information in the Fund's Statement of Additional Information.

Under the heading  "Classes of Shares" on page 32, the first four sentences of the second paragraph are deleted and replaced with the following:

      "The Fund currently has five classes of shares:  Class A, Class B,
      Class C, Class N and Class Y. All classes invest in the in the same investment portfolio. Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase
      Class Y shares."

Under the heading, "Reinvestment Privilege" on page 67, the first two paragraph are deleted and replaced with the following:

      Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

            The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange
      Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N of
      Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals      Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free New York        Oppenheimer Principal Protected Main
   Municipals                           Street Fund
   Oppenheimer Balanced Fund            Oppenheimer Principal Protected Main
                                        Street Fund II
   Oppenheimer California Municipal     Oppenheimer Principal Protected Main
   Fund                                 Street Fund III
   Oppenheimer Capital Income Fund      Oppenheimer Quest Capital Value Fund,
                                        Inc.
   Oppenheimer Cash Reserves            Oppenheimer Quest International Value
                                        Fund, Inc.
   Oppenheimer Champion Income Fund     Oppenheimer Rochester National
                                        Municipals
   Oppenheimer Convertible Securities   Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer Disciplined Allocation   Oppenheimer Small- & Mid- Cap Value Fund
   Fund
   Oppenheimer Gold & Special Minerals  Oppenheimer Total Return Bond Fund
   Fund
   Oppenheimer Limited Term Municipal
   Fund

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

The Statement of Additional Information is further revised as follows:

1.    The Fund's Board of Trustees has approved changing the name of the Fund to "Oppenheimer Small- & Mid- Cap Value Fund." Effective June 24, 2005,
   all references in the Statement of Additional Information to "Oppenheimer
   Small Cap Value Fund" were deleted and replaced with "Oppenheimer Small- &
   Mid- Cap Value Fund."

2.    The section titled "Investments in Equity Securities." on page 2 is deleted and replaced with the following:

|X|   Investments in Equity Securities. The Fund emphasizes investments in equity securities of small- and mid-cap companies. Equity
      securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization up to $13 billion that includes both small
      cap-stocks (stocks of issuers that have a market capitalization under $3 billion) and mid cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small and mid cap foreign issuers as well. The Fund can purchase securities of issuers having a larger market
      capitalization. The Fund is not required to sell securities of an issuer it holds if the issuer's capitalization exceeds $13 billion.

            Current income is not a criterion used to select equity
      securities, as the Fund does not seek income as part of its goal.
      However, certain debt securities can be selected for the Fund's portfolio for liquidity needs or for defensive purposes (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

            At times, in the Manager's view, the market may favor or
      disfavor securities of issuers of a particular capitalization range. Therefore, the Fund may change the proportion of its equity investments in securities of different capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

            Securities of newer small- and mid-cap companies might offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies.
      Securities of small- and mid-capitalization issuers may be subject to greater price volatility in general than securities of large cap companies. Therefore, to the degree that the Fund has
      investments in smaller and mid size capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger-capitalization issuers.

3.    The fourth bullet of the section titled "Does the Fund Have Any
   Restrictions That Are Not Fundamental?" on page 27 is revised to read as follows:

o     With respect to the Fund's non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings used for investment purposes) in equity securities of small- and mid-cap domestic and foreign issuers, the Fund will provide shareholders at least 60 days' prior notice of any change in such policy as required by the Investment
      Company Act.

4.    The biographies of Wayne Miao on page 38 are deleted and replaced with
   Phillip S. Gillespie's biography as follows:

      --------------------------------------------------------------------
       Phillip S.        Senior Vice President and Deputy General
       Gillespie,        Counsel of the Manager since September 2004.
       Assistant         Formerly Mr. Gillespie held the following
       Secretary since   positions at Merrill Lynch Investment
       2004              Management: First Vice President
       Age: 41           (2001-September 2004); Director (from 2000) and
                         Vice President (1998-2000). An officer of 82
                         portfolios in the OppenheimerFunds complex.
      --------------------------------------------------------------------

The following is added to the end of the section entitled "B. Waivers of
Initial and Contingent Deferred Sales Charges in Certain Transactions" on
page C-4 of Appendix C:

|_|   Clients of Edward D. Jones & Co., L.P. who purchase Class A shares of the Fund between August 19, 2005 and November 16, 2005 with the proceeds of shares redeemed from other mutual funds, as a part of the Edward Jones "Free Switch" program, may purchase those shares at net asset value and no concession will be paid by the Distributor on such purchases.

                      OPPENHEIMER QUEST FOR VALUE FUNDS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Declaration of Trust dated 3/13/87: Previously filed with
            Registrant's Post-Effective Amendment No. 33, 6/23/95, and
            refiled with Registrant's Post-Effective Amendment No. 36,
            2/9/96, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)  Amendment No. 1 to Declaration of Trust dated 4/11/88: Previously filed on 4/14/88, and incorporated herein by reference.

(iii) Amendment No. 2 to Declaration of Trust dated 4/18/88: Previously filed on 4/20/88, and incorporated herein by reference.

(iv)  Amendment to Declaration of Trust dated 10/19/88: Previously filed with
            Registrant's Post-Effective Amendment No. 36, 2/9/96, and
            incorporated herein by reference.

(v)   Amendment to Declaration of Trust dated 9/12/95: Previously filed with
            Registrant's Post-Effective Amendment No. 36, 2/9/96, and
            incorporated herein by reference.

(vi)  Amendment to Declaration of Trust dated 11/22/95: Previously filed with
            Registrant's Post-Effective Amendment No. 36, 2/9/96, and
            incorporated herein by reference.

(vii) Amendment to Declaration of Trust dated 10/16/96: Previously filed with
            Registrant's Post-Effective Amendment No. 37, 10/16/96, and
            incorporated herein by reference.

(viii)      Amendment to Declaration of Trust dated 4/30/98: Previously filed with Registrant's Post-Effective Amendment No. 43, 12/21/98, and
            incorporated herein by reference.

(ix)  Form of Amendment to Declaration of Trust dated 3/2/00: Previously filed with Registrant's Post-Effective Amendment No. 46, 2/28/00, and incorporated herein by reference.

(x)   Amendment to Declaration of Trust dated 2/27/04: Previously filed with
            Registrant's Post-Effective Amendment No. 55, filed 2/24/05, and incorporated herein by reference.

(xi)  Amendment to Declaration of Trust dated 8/19/05: Filed herewith.

(b)   (i)   By-Laws of the Fund: Previously filed with Registrant's
            Post-Effective Amendment No. 33, 6/23/95, and refiled with
            Post-Effective Amendment No. 36, 2/9/96, pursuant to Item 102 of
            Regulation S-T, and incorporated herein by reference.

(ii)  Amendment No. 1 to By-Laws dated 2/4/97:  Previously filed with
            Registrant's Post-Effective Amendment No. 41, 11/21/97, and
            incorporated herein by reference.

(iii) Amendment No. 2 to By-Laws dated 7/22/98: Previously filed with
            Registrant's Post-Effective Amendment No. 43, 12/21/98, and
            incorporated herein by reference.

(c)   (i)   Specimen Class A Share Certificate for Oppenheimer Small Cap
            Value Fund ("Small Cap Value Fund"):  Previously filed with
            Registrant's Post-Effective Amendment No. 37, 10/16/96, and
            incorporated herein by reference.

(ii)  Specimen Class B Share Certificate for Small Cap Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(iii) Specimen Class C Share Certificate for Small Cap Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(iv)     Specimen Class N Share Certificate for Small Cap Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            48, 12/06/00, and incorporated herein by reference.

(v)   Specimen Class A Share Certificate for Oppenheimer Quest Balanced Fund
            ("Balanced Fund"):  Previously filed with Registrant's
            Post-Effective Amendment No. 41, 11/21/97, and incorporated herein by reference.

(vi)  Specimen Class B Share Certificate for Balanced Fund:  Previously filed with Registrant's Post-Effective Amendment No. 41, 11/21/97, and
            incorporated herein by reference.

(vii) Specimen Class C Share Certificate for Balanced Fund:  Previously filed with Registrant's Post-Effective Amendment No. 41, 11/21/97, and
            incorporated herein by reference.

(viii)      Specimen Class N Share Certificate for Balanced Fund: Previously
            filed with Registrant's Post-Effective Amendment No. 48,
            12/06/00, and incorporated herein by reference.

(ix)  Specimen Class Y Share Certificate for Balanced Fund: Previously filed with Post-Effective Amendment No. 46, 2/28/00, and incorporated herein by reference.

(x)   Specimen Class A Share Certificate for Oppenheimer Opportunity Value
            Fund ("Opportunity Value Fund"): Previously filed with
            Registrant's Post-Effective Amendment No. 37, 10/16/96, and
            incorporated herein by reference.

(xi)  Specimen Class B Share Certificate for Opportunity Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(xii) Specimen Class C Share Certificate for Opportunity Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(xiii)      Specimen Class N Share Certificate for Opportunity Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            48, 12/06/00, and incorporated herein by reference.

(xiv) Specimen Class Y Share Certificate for Opportunity Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            37, 10/16/96, and incorporated herein by reference.

(d)   (i)   Amended and Restated Investment Advisory Agreement for
            Oppenheimer Balanced Fund dated 1/01/05: Previously filed with
            Registrant's Post-Effective Amendment No. 55, filed 2/24/05, and incorporated herein by reference.

      (ii)  Amended and Restated Investment Advisory Agreement for
            Oppenheimer Opportunity Value Fund dated 1/01/05: Previously filed with Registrant's Post-Effective Amendment No. 55, filed
            2/24/05, and incorporated herein by reference.

      (iii) Amended and Restated Investment Advisory Agreement for
            Oppenheimer Small Cap Value Fund dated 1/01/05: Previously filed with Registrant's Post-Effective Amendment No. 55, filed 2/24/05, and incorporated herein by reference.

(e)   (i)   General Distributor's Agreement dated 11/22/95: Previously filed with Registrant's Post-Effective Amendment No. 36, 2/9/96, and
            incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
            Previously filed with Post-Effective Amendment No. 45 to the
            Registration Statement of Oppenheimer High Yield Fund (Reg. No.
            2-62076), 10/26/01, and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
            Previously filed with Post-Effective Amendment No. 45 to the
            Registration Statement of Oppenheimer High Yield Fund (Reg. No.
            2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
            Previously filed with Post-Effective Amendment No. 45 to the
            Registration Statement of Oppenheimer High Yield Fund (Reg. No.
            2-62076), 10/26/01, and incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
            Distributor, Inc.: Previously filed with Post-Effective Amendment
            No. 45 to the Registration Statement of Oppenheimer High Yield
            Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
            Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
            No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated Retirement Plan for Non-Interested Trustees
            or Directors dated 12/12/00: Previously filed with Registrant's
            Post-Effective Amendment No. 49, 2/09/01, and incorporated herein by reference.

(ii)  Form of Deferred Compensation Plan for Disinterested
            Trustees/Directors: Previously filed with Post-Effective
            Amendment No. 43 to the Registration Statement of Oppenheimer
            Quest For Value Funds (Reg. No. 33-15489), 12/21/98, and
            incorporated herein by reference.

(g)   (i)   Global Custodial Services Agreement dated July 15, 2003, between
            Registrant and Citibank, N.A.: Previously filed with the
            Pre-Effective Amendment No. 1 to the Registration Statement of
            Oppenheimer International Large-Cap Core Trust (Reg. No.
            333-106014), 8/5/03, and incorporated herein by reference.

(ii)  Amended and Restated Foreign Custody Manager Agreement dated May 31,
            2001, as amended July 15, 2003, between Registrant and Citibank,
            N.A: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap
            Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

(h)         Not applicable.

(i)         Opinion and Consent of Counsel dated 7/12/91:  Previously filed with Registrant's Post-Effective Amendment No. 33 to Registrant's
            Registration Statement, 6/23/95, and incorporated herein by reference.

(j)         Independent Registered Public Accounting Firm's Consent: Filed
            herewith.

(k)         Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant date
            10/13/87: Previously filed with Registrant's Post-Effective
            Amendment No. 33, 6/23/95, and incorporated herein by reference.

(m)   (i)   Amended and Restated Service Plan and Agreement for Class A
            shares of Quest Balanced Fund dated April 5, 2004: Previously filed with Registrant's Post-Effective Amendment No. 55, filed
            2/24/05, and incorporated herein by reference.

(ii)  Amended and Restated Service Plan and Agreement for Class A shares of
            Quest Opportunity Value Fund dated April 5, 2004: Previously filed with Registrant's Post-Effective Amendment No. 55, filed
            2/24/05, and incorporated herein by reference.

(iii) Amended and Restated Service Plan and Agreement for Class A shares of
            Quest Small Cap Value Fund dated April 5, 2004: Previously filed with Registrant's Post-Effective Amendment No. 55, filed 2/24/05, and incorporated herein by reference.

(iv)  Amended and Restated Distribution and Service Plan and Agreement dated
            2/3/98 with respect to Class B shares of Balanced Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            43, 12/21/98, and incorporated herein by reference.

(v)   Amended and Restated Distribution and Service Plan and Agreement dated
            2/3/98 with respect to Class B shares of Opportunity Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            43, 12/21/98, and incorporated herein by reference.

(vi)  Amended and Restated Distribution and Service Plan and Agreement dated
            2/3/98 with respect to Class B shares of Small Cap Value Fund:
            Previously filed with Registrant's Post-Effective Amendment No.
            43, 12/21/98, and incorporated herein by reference.

(vii) Amended and Restated Distribution and Service Plan and Agreement for
            Class C shares of Balanced Fund dated February 11, 2004:
            Previously filed with Registrant's Post Effective Amendment No.
            No. 53, 12/20/04, and incorporated herein by reference.

(viii)      Amended and Restated Distribution and Service Plan and Agreement
            for Class C shares of Opportunity Value Fund dated February 11,
            2004: Previously filed with Registrant's Post Effective Amendment
            No. 53, 12/20/04, and incorporated herein by reference.

(ix)  Amended and Restated Distribution and Service Plan and Agreement for
            Class C shares of Small Cap Value Fund dated February 11, 2004:
            Previously filed with Registrant's Post Effective Amendment No.
            53, 12/20/04, and incorporated herein by reference.

(x)   Distribution and Service Plan and Agreement dated 2/9/01 with respect to Class N Shares of Balanced Fund: Previously filed with
            Registrant's Post-Effective Amendment No. 49, 2/09/01, and
            incorporated herein by reference.

(xi)  Distribution and Service Plan and Agreement dated 2/9/01 with respect to Class N Shares of Opportunity Value Fund: Previously filed with Registrant's Post-Effective Amendment No. 49, 2/09/01, and
            incorporated herein by reference.

(xii) Distribution and Service Plan and Agreement dated 2/9/01 with respect to Class N Shares of Balanced Fund: Previously filed with
            Registrant's Post-Effective Amendment No. 49, 2/09/01, and
            incorporated herein by reference.

(n)         Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 9/15/04: Previously filed with Post-Effective Amendment
            No. 24 to the Registration Statement of Oppenheimer Cash Reserves
            Fund (Reg. No. 33-23223), 9/27/04, and incorporated herein by reference.

(o)   (i)   Powers of Attorney (including Certified Board resolutions):
            Previously filed with Registrant's Post-Effective Amendment No.
            35, 11/24/95, and incorporated herein by reference.

      (ii)  Power of Attorney (including Certified Board resolution) for
            Robert G. Galli: Previously filed with Registrant's
            Post-Effective Amendment No. 43, 12/21/98, and incorporated herein by reference.

      (iii) Power of Attorney for Brian W. Wixted: Previously filed with
            Post-Effective Amendment No. 5 to the Registration Statement of
            Oppenheimer Quest Capital Value Fund, Inc., (Reg. No. 333-16881),
            2/22/00, and incorporated herein by reference.

      (iv)  Powers of Attorney for Brian Wruble and John V. Murphy:
            Previously filed with Post Effective Amendment No. 49 to the
            Registration Statement of Oppenheimer Quest Value Fund, Inc.,
            (Reg. No. 2-65223), 2/26/02, and incorporated herein by reference.

(p)   (i)   Amended and Restated Code of Ethics of the Oppenheimer Funds
            dated February 1, 2005 under Rule 17j-1 of the Investment Company
            Act of 1940: Previously filed with the Initial Registration
            Statement of  Oppenheimer Dividend Growth Fund (Reg. No.
            333-122902), 2/18/05, and incorporated herein by reference.

      (ii)  Code of Ethics dated July 1, 2003 for Allianz Dresdner Asset
            Management of America L.P., the parent company of Oppenheimer
            Capital LLP (the "Sub-Advisor"): Filed with post-Effective
            Amendment No. 10 to the Registration Statement of Oppenheimer
            Quest Capital Value, Inc. (Reg. No. 333-16881), 12/23/03, and
            incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's
Articles of Amendment and Restatement filed as Exhibit 23(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name  and  Current   Position
with OppenheimerFunds, Inc.   Other Business and Connections During the Past
                              Two Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,            Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emeline S. Adwers,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.,  Shareholder Financial Services,  Inc., OFI
                              Private  Investments,  Inc. and Centennial  Asset
                              Management Corporation;  Senior Vice President of
                              Shareholders Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,             Formerly  Associate  Counsel and Legal Compliance
Vice President & Associate Officer at Great  West-Life  & Annuity  Insurance
Counsel                       Co.  (February  2004-October  2004);   previously
                              with   INVESCO    Funds   Group,    Inc.    (June
                              1993-December  2003),  most  recently  as  Senior
                              Staff Attorney.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,   None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,            Secretary     (since     December    2001)    of:
Vice President & Secretary OppenheimerFunds  Distributor,  Inc.,  Centennial
                              Asset   Management    Corporation,    Oppenheimer
                              Partnership  Holdings,   Inc.,  Oppenheimer  Real
                              Asset  Management,  Inc.,  Shareholder  Financial
                              Services,  Inc.,  Shareholder Services,  Inc. and
                              OppenheimerFunds  Legacy Program;  (since January
                              2005)   of    Trinity    Investment    Management
                              Corporation.  Secretary  (since  June  2003)  of:
                              HarbourView  Asset  Management  Corporation,  OFI
                              Private  Investments,  Inc. and OFI Institutional
                              Asset  Management,   Inc.   Assistant   Secretary
                              (since December 2001) of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,              Formerly   Managing  Director  at  Deutsche  Bank
Executive Vice President      (March 2001 - March 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                   None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal                Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President      Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,            Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Bellamy,               Assistant  Vice  President  of OFI  Institutional
Assistant Vice President      Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,             Treasurer     (since     October     2003)     of
Vice President                OppenheimerFunds     Distributor,     Inc.    and
                              Centennial Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,            Formerly   First  Vice  President  and  Associate
Vice President & Associate General  Counsel of UBS  Financial  Services Inc.
Counsel                       (May 1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,              Formerly  (until  February  2004) an  independent
Assistant Vice President      consultant/coach in organizational development.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,            A  senior  economist  with  the  Federal  Reserve
Vice President                Board (June 1992-October 2003).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John C. Bonnell,              Vice  President of  Centennial  Asset  Management
Vice President                Corporation.  Formerly  a  Portfolio  Manager  at
                              Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,              Formerly Vice President and Corporate  Counsel at
Vice President & Senior   Prudential   Financial   Inc.   (October  2002  -
Counsel                       November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,               Assistant    Vice    President   of   Shareholder
Assistant Vice President      Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lowell Scott Brooks,          Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,         Formerly  Senior Vice President at Brown Brothers
Vice President                Harriman (November 2002 - May 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                   None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                   None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
May Chen,                     Formerly  Assistant  Vice President of Enterprise
Assistant Vice President      Services at MassMutual  Financial Group (May 2002
                              - April 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,          None
Vice President: Rochester
Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,      Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President      Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,               Vice  President of  Centennial  Asset  Management
Vice President                Corporation,   Shareholder   Financial  Services,
                              Inc. and OppenheimerFunds  Legacy Program; Senior
                              Vice President of Shareholder Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,                None
Vice President: Rochester
Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Davis,                Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President      Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,             None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,          Senior    Vice    President    of   OFI   Private
Vice President                Investments,     Inc.;    Vice    President    of
                              OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,              None
Senior Vice President and
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,                Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President      HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Farrell,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,           Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;        Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester     Governor of St. John's  College;  Chairman of the
Division                      Board of  Directors  of  International  Museum of
                              Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,            Formerly Head of Business  Management/Proprietary
Vice President                Distribution   at  Citigroup   Asset   Management
                              (August 1986-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Finley,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,              Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jordan Hayes Foster,          Vice   President  of  OFI   Institutional   Asset
Vice President                Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,               Assistant  Vice  President  of   OppenheimerFunds
Vice President                Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                  Formerly  an  Associate  in the Asset  Management
Vice President                Legal   Department   at   Goldman   Sachs  &  Co.
                              (February 2003-August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,         Formerly  First Vice  President of Merrill  Lynch
Senior Vice President &       Investment Management (2001 to September 2004).
Deputy General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,             Vice  President of HarbourView  Asset  Management
Vice President                Corporation  and  of  OFI   Institutional   Asset
                              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Granger,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,               Vice   President  of  OFI   Institutional   Asset
Vice President                Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,              Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,               Assistant  Vice  President  of   OppenheimerFunds
Vice President                Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,                 Senior   Vice   President    (Director   of   the
Vice President                International  Division)  (since January 2004) of
                              OFI   Institutional   Asset   Management,   Inc.;
                              Director  (since  June 2003) of  OppenheimerFunds
                              (Asia) Limited
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve P. Ilnitzki,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President         Inc.;   Senior  Vice  President  of  OFI  Private
                              Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,        Vice   President    (since   January   2004)   of
Vice President                OppenheimerFunds   Distributor   Inc.   Formerly,
                              Director  of  INVESCO  Distributors  Inc.  (April
                              2000-December 2003).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,             Vice   President  and   Assistant   Secretary  of
Vice President, Senior        OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant         Shareholder  Services,  Inc.; Assistant Secretary
Secretary                     of  Centennial  Asset   Management   Corporation,
                              OppenheimerFunds  Legacy Program and  Shareholder
                              Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,                Senior  Vice  President  of   HarbourView   Asset
Vice President                Management   Corporation  and  OFI  Institutional
                              Asset  Management,  Inc.;  Director  of OFI Trust
                              Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Johnson,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,               Formerly Vice President,  Compensation Manager at
Assistant Vice President      The  Bank  of New  York  (November  1996-November
                              2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lynn O. Keeshan,              Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President         Program
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cristina J. Keller,           Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,                Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,               Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President         America   (Wealth   and   Investment   Management
                              Technology Group) (March 2002-August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dimitrios Kourkoulakos,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,           President  and  Chief  Marketing  Officer  of OFI
Senior Vice President         Institutional   Asset  Management,   Inc.  as  of
                              January    2005.    Formerly    Executive    Vice
                              President-Head  of Fidelity  Tax-Exempt  Services
                              Business   at   Fidelity    Investments   (August
                              1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,            Formerly     Assistant    Vice    President    of
Vice President                OppenheimerFunds,   Inc.   (November   2002-March
                              2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,         None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                   Formerly   an   associate    with   Dechert   LLP
Vice President & Assistant    (September 1998-January 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,             Senior Vice  President of  Shareholder  Services,
Vice President                Inc.;  Vice  President of  Shareholder  Financial
                              Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,              Formerly,   a   research/technology   analyst  at
Vice President                Goldman Sachs, Taiwan (May 2002-May 2004)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,               Formerly   Executive  Vice  President  and  Chief
Senior Vice President         Operating Officer at Fred Alger Management,  Inc.
                              (July 1996 - February 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,               Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President      (January 2002-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,         None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,           Assistant  Vice  President  of   OppenheimerFunds
Vice President                Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran            None
Vice President: Rochester
Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,              Vice   President   of    Shareholder    Financial
Vice President                Services,  Inc.  and  Senior  Vice  President  of
                              Shareholder Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Lucaccini,             Formerly  Director and High Yield  Analyst at UBS
Assistant Vice President      Global Asset  Management  (November  2001 - April
                              2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                   Formerly  an  Assistant   Vice   President   with
Assistant Vice President      Standish   Mellon   Asset   Management   (October
                              2001-October 2003).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,               Formerly   Senior  Vice   President   and  Senior
Vice President                Portfolio Manager with Pioneer Investments,  Inc.
                              (July 1990-July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Mandzij,             Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President      Marketing     (March     2003-June    2004)    of
                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis         Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management  Corporation and of OFI  Institutional
                              Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LuAnn Mascia,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Mattisinko,             Assistant    Secretary   of   HarbourView   Asset
Vice President & Associate    Management  Corporation,  OppenheimerFunds Legacy
Counsel                       Program,  OFI  Private  Investments,   Inc.,  OFI
                              Institutional Asset Management,  Inc., Centennial
                              Asset  Management  Corporation,  Oppenheimer Real
                              Asset  Management,  Inc.  and Trinity  Investment
                              Management Corporation.  Formerly an Associate at
                              Sidley  Austin Brown and Wood LLP (1995 - October
                              2003).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,          Vice   President  and   Assistant   Secretary  of
Vice President                HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,          Chairman  of the Board and  Director of OFI Trust
Senior Vice President         Company;   Chairman,   Chief  Executive  Officer,
                              Senior  Managing  Director  and  Director  of OFI
                              Institutional   Asset  Management,   Inc.;  Chief
                              Executive  Officer,  President,  Senior  Managing
                              Director  and  Director  of   HarbourView   Asset
                              Management Corporation;  Chairman,  President and
                              Director   of   Trinity   Investment   Management
                              Corporation
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Meshnick,               Formerly  Financial  Analyst  at Wall  Street  On
Assistant Vice President      Demand (April 2003 - May 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,               None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,         None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Moon,                 Vice  President of HarbourView  Asset  Management
Vice President                Corporation  and  of  OFI   Institutional   Asset
                              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,               President and Management  Director of Oppenheimer
Chairman, President, Chief    Acquisition  Corp.;  President  and  Director  of
Executive Officer & Director  Oppenheimer   Partnership   Holdings,   Inc.  and
                              Oppenheimer   Real   Asset   Management,    Inc.;
                              Chairman  and Director of  Shareholder  Services,
                              Inc. and Shareholder  Financial  Services,  Inc.;
                              Director   of   Centennial    Asset    Management
                              Corporation,  OppenheimerFunds Distributor, Inc.,
                              Institutional  Asset  Management,  Inc.,  Trinity
                              Investment   Management   Corporation,    Tremont
                              Capital  Management,   Inc.,   HarbourView  Asset
                              Management    Corporation    and   OFI    Private
                              Investments,  Inc.;  Executive  Vice President of
                              Massachusetts   Mutual  Life  Insurance  Company;
                              Director  of  DLB  Acquisition   Corporation;   a
                              member  of  the  Investment  Company  Institute's
                              Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,               Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President      JP Morgan  Fleming Asset  Management  (May 2002 -
                              October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,               Formerly  (until December 2003) a Vice President,
Vice President                Senior Marketing Manager with Citigroup.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christina Nasta,              Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,           Formerly   a   Senior    Designer    Manager   of
Assistant Vice President      OppenheimerFunds,  Inc.  (April  2002 -  December
                              2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,                Formerly   Vice   President,    Head   of   Trust
Vice President                Operations at Lehman Brothers (June  2004-October
                              2004)  prior to which  he was an  Assistant  Vice
                              President,   Director   of  Trust   Services   at
                              Cambridge Trust Company (October 2002-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,                Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President      Chase & Co. (June 2001-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,        Formerly a Senior Financial  Analyst with General
Assistant Vice President      Motors,  NY Treasurer's  Office (July  2000-Augut
                              2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,                Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and     Management   Corporation   since  February  2004.
Chief Financial Officer       Formerly,  Director and Chief  Financial  Officer
                              at   Citigroup   Asset    Management    (February
                              2000-February 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,               Formerly   Vice   President   at  Merrill   Lynch
Vice President                Investment Management (June 2000-July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,            Formerly  Assistant  Vice President at ING (April
Assistant Vice President      2002 - May 2005)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Pizzorusso,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,                 Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head   Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments  of  RiverRock,   a  hedge  fund  product   (April
                              1999-July 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Raghaw Prasad,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian N. Reid,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,              Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                   None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James H. Ruff,                President   and   Director  of   OppenheimerFunds
Executive Vice President      Distributor,    Inc.   and    Centennial    Asset
                              Management Corporation;  Executive Vice President
                              of OFI Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,              Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,                 Formerly   a   research   analyst  in  the  large
Vice President                equities group at Credit Suisse Asset  Management
                              (August 2001-June 2004)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Karen Sandler,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Schulte,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,           Senior    Vice    President    of   OFI   Private
Vice President                Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Navin Sharma,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bonnie Sherman,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,                None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,             None
Vice President: Rochester
Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,                Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Stricker,             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,          Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,              Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,            Director of Financial  Reporting  and  Compliance
Assistant Vice President      at First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,                Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Temple,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Terrio,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,                None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and     Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer      and Shareholder  Services,  Inc.; Chief Financial
                              Officer   of   HarbourView    Asset    Management
                              Corporation,  Oppenheimer  Partnership  Holdings,
                              Inc.,  Oppenheimer Real Asset  Management,  Inc.,
                              Shareholder     Financial     Services,     Inc.,
                              OppenheimerFunds   Legacy  Program,  OFI  Private
                              Investments,  Inc.,  OFI  Trust  Company  and OFI
                              Institutional  Asset  Management,  Inc.  Formerly
                              (until    March   2004)   Vice    President    of
                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                   Formerly  Assistant  General  Counsel  at Reserve
Vice President and Assistant  Management  Company,   Inc.  (April  to  December
Counsel                       2004);attorney  at Sidley Austin Brown & Wood
                              LLP (October 1997 - April 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                   None
Assistant Vice President,
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,             Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President      Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                   None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Teresa M. Ward,               Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,              Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,        None
Vice President: Rochester
Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,               Vice  President of HarbourView  Asset  Management
Vice President                Corporation  and of Centennial  Asset  Management
                              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,           None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,              Vice  President of HarbourView  Asset  Management
Vice President                Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Wermolder,          Director of  OppenheimerFunds  International Ltd.
Senior Vice President         and  OppenheimerFunds  plc  and  OppenheimerFunds
                              (Asia) Limited;  Senior Vice President  (Managing
                              Director of the  International  Division)  of OFI
                              Institutional Asset Management, Inc..
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,           Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President      Distributor,   Inc.;   member  of  the   American
                              Society of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annabel Whiting,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,             None
Senior Vice President and
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,                President,  Chief Executive  Officer and Director
Senior Vice President         of OFI Private  Investments,  Inc.;  Director and
                              President  of  OppenheimerFunds  Legacy  Program;
                              Senior   Vice   President   of   OppenheimerFunds
                              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,              Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,              Treasurer   of   HarbourView   Asset   Management
Senior Vice President and     Corporation;    OppenheimerFunds    International
Treasurer                     Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                              Oppenheimer   Real   Asset   Management,    Inc.,
                              Shareholder    Services,     Inc.,    Shareholder
                              Financial    Services,    Inc.,    OFI    Private
                              Investments,   Inc.,  OFI   Institutional   Asset
                              Management,   Inc.,   OppenheimerFunds   plc  and
                              OppenheimerFunds  Legacy  Program;  Treasurer and
                              Chief  Financial  Officer  of OFI Trust  Company;
                              Assistant  Treasurer of  Oppenheimer  Acquisition
                              Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,                Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management  Corporation  and of Centennial  Asset
                              Management  Corporation;  serves  on the Board of
                              the Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,              Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,     HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and  Institutional Asset Management,  Inc. (since June
Director                      2003)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack                General Counsel and Director of  OppenheimerFunds
Executive Vice President and  Distributor,  Inc.; General Counsel of Centennial
General Counsel               Asset   Management   Corporation;   Senior   Vice
                              President  and  General  Counsel  of  HarbourView
                              Asset    Management     Corporation    and    OFI
                              Institutional  Asset  Management,   Inc.;  Senior
                              Vice  President,  General Counsel and Director of
                              Shareholder     Financial     Services,     Inc.,
                              Shareholder    Services,    Inc.,   OFI   Private
                              Investments,  Inc.  and OFI Trust  Company;  Vice
                              President    and    Director    of    Oppenheimer
                              Partnership   Holdings,    Inc.;   Director   and
                              Assistant Secretary of  OppenheimerFunds  plc and
                              OppenheimerFunds  International  Ltd.;  Secretary
                              and General  Counsel of  Oppenheimer  Acquisition
                              Corp.;   Director  of   Oppenheimer   Real  Asset
                              Management,   Inc.  and  OppenheimerFunds  (Asia)
                              Limited);   Vice  President  of  OppenheimerFunds
                              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                    None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,             Senior  Vice  President  of   HarbourView   Asset
Senior Vice President         Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27.  Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares.  It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

--------------------------------------------------------------------------------
Name & Principal           Position & Office     Position and Office
Business Address               with Underwriter          with Registrant
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Abbhul(1)              Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan(1)                 Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante(2)           Secretary                 None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Barker                   Vice President            Nones
2901B N. Lakewood Avenue
Chicago, IL 60657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert(1)           Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rocco Benedetto(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop(1)            Treasurer                 None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Douglas S. Blankenship         Vice President            None
10407 Cromdale Manor Ct.
Springs, TX 77379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Blinzler(1)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David A. Borrelli              Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey R. Botwinick(2)        Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Brennan(2)            Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
L. Scott Brooks(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin E. Brosmith              Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey W. Bryan               Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell(1)            Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew Chonofsky               Vice President            None
300 West  Fifth  Street,  Apt.
118
Charlotte, NC 28202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Clayton(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
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Neev Crane                     Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
--------------------------------------------------------------------------------
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Julian C. Curry                Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
--------------------------------------------------------------------------------
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Jeffrey D. Damia(2)            Vice President            None
--------------------------------------------------------------------------------
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John Davis(2)                  Assistant Vice President  None
--------------------------------------------------------------------------------
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Stephen J. Demetrovits(2)      Vice President            None
--------------------------------------------------------------------------------
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Joseph A. DiMauro              Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
--------------------------------------------------------------------------------
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Steven Dombrower(2)            Vice President            None
--------------------------------------------------------------------------------
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George P. Dougherty            Vice President            None
328 Regency Drive
North Wales, PA 19454
--------------------------------------------------------------------------------
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Ryan C. Drier                  Vice President            None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525
--------------------------------------------------------------------------------
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Cliff H. Dunteman              Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
--------------------------------------------------------------------------------
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Hillary Eigen(2)               Assistant Vice President  None
--------------------------------------------------------------------------------
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John Eiler(2)                  Vice President            None
--------------------------------------------------------------------------------
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Kent M. Elwell                 Vice President            None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------------------------------------------
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Gregg A. Everett               Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
--------------------------------------------------------------------------------
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George R. Fahey(1)             Senior Vice President     None
--------------------------------------------------------------------------------
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Eric C. Fallon                 Vice President            None
10 Worth Circle
Newton, MA 02458
--------------------------------------------------------------------------------
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Deanna Farrugia(1)             Vice President            None
--------------------------------------------------------------------------------
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Joseph Fernandez               Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
--------------------------------------------------------------------------------
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Mark J. Ferro(2)               Senior Vice President     None
--------------------------------------------------------------------------------
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Ronald H. Fielding(3)          Vice President            None
--------------------------------------------------------------------------------
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Eric P. Fishel                 Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
--------------------------------------------------------------------------------
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Patrick W. Flynn (1)           Senior Vice President     None
--------------------------------------------------------------------------------
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John E. Forrest(2)             Senior Vice President     None
--------------------------------------------------------------------------------
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John ("J") Fortuna(2)          Vice President            None
--------------------------------------------------------------------------------
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Lucio Giliberti                Vice President            None
6 Cyndi Court
Flemington, NJ 08822
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Raquel Granahan(2)             Vice President            None
--------------------------------------------------------------------------------
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Ralph Grant                    Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
--------------------------------------------------------------------------------
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Kahle Greenfield(2)            Vice President            None
--------------------------------------------------------------------------------
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Michael D. Guman               Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------------------------------------------
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James E. Gunther               Vice President            None
178 Canterbury Turn
Lancaster, PA 17601
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Kevin J. Healy(2)              Vice President            None
--------------------------------------------------------------------------------
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Kevin Hennessey                Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
--------------------------------------------------------------------------------
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Elyse R. Jurman Herman         Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
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Suzanne Heske                  Vice President            None
4146 22nd Street
San Francisco, CA 94114
--------------------------------------------------------------------------------
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Wendy G. Hetson(2)             Vice President            None
--------------------------------------------------------------------------------
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William E. Hortz(2)            Vice President            None
--------------------------------------------------------------------------------
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Edward Hrybenko(2)             Vice President            None
--------------------------------------------------------------------------------
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Brian F. Husch(2)              Vice President            None
--------------------------------------------------------------------------------
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Stephen Ilnitzki(2)            Vice President            None
--------------------------------------------------------------------------------
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Kathleen T. Ives(1)            Vice President &      Assistant Secretary
                               Assistant Secretary
--------------------------------------------------------------------------------
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Shonda Rae Jaquez(2)           Assistant Vice President  None
--------------------------------------------------------------------------------
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Nivan Jaleeli                  Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
--------------------------------------------------------------------------------
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Eric K. Johnson(1)             Vice President            None
--------------------------------------------------------------------------------
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Mark D. Johnson                Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
--------------------------------------------------------------------------------
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Christina J. Keller(2)         Vice President            None
--------------------------------------------------------------------------------
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Michael Keogh(2)               Vice President            None
--------------------------------------------------------------------------------
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Lisa Klassen(1)                Assistant Vice President  None
--------------------------------------------------------------------------------
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Richard Klein                  Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
--------------------------------------------------------------------------------
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Richard Knott(1)               Senior Vice President     None
--------------------------------------------------------------------------------
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Brent A. Krantz                Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
--------------------------------------------------------------------------------
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David T. Kuzia                 Vice President            None
19102 Miranda Circle
Omaha, NE 68130
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Tracey Lange(2)                Vice President            None
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Paul R. LeMire                 Vice President            None
7 Cormorant Drive
Middletown, NJ 07748
--------------------------------------------------------------------------------
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Eric J. Liberman(2)            Vice President            None
--------------------------------------------------------------------------------
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Malissa Lischin(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
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James V. Loehle(2)             Vice President            None
--------------------------------------------------------------------------------
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Thomas Loncar(1)               Vice President            None
--------------------------------------------------------------------------------
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Montana W. Low                 Vice President            None
1636  N.  Wells  Street,  Apt.
3411
Chicago, IL 60614
--------------------------------------------------------------------------------
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Craig Lyman                    Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119
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John J. Lynch                  Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
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Michael Malik                  Vice President            None
546 Idylberry Road
San Rafael, CA 94903
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Steven C. Manns                Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
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Todd A. Marion(2)              Vice President            None
--------------------------------------------------------------------------------
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LuAnn Mascia(2)                Vice President            None
--------------------------------------------------------------------------------
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Theresa-Marie Maynier          Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
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John C. McDonough              Vice President            None
2 Leland Ct.
Chevy Chase, MD 20815
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Kent C. McGowan                Vice President            None
9510 190th Place SW
Edmonds, WA 98020
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Brian F. Medina(1)             Vice President            None
--------------------------------------------------------------------------------
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Daniel Melehan                 Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
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Mark Mezzanotte                Vice President            None
16 Cullen Way
Exeter, NH 03833
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Clint Modler(1)                Vice President            None
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Robert Moser((1))              Vice President            None
--------------------------------------------------------------------------------
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David W. Mountford             Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
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Gzim Muja                      Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
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John V. Murphy(2)              Director                  President & Trustee
--------------------------------------------------------------------------------
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Wendy Jean Murray              Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
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John S. Napier                 Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
--------------------------------------------------------------------------------
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Christina Nasta(2)             Vice President            None
--------------------------------------------------------------------------------
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Kevin P. Neznek(2)             Vice President            None
--------------------------------------------------------------------------------
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Bradford Norford               Vice President            None
3914 Easton Sq. Pl.
Columbus, OH 43219
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Alan Panzer                    Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
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Michael Park(2)                Vice President            None
--------------------------------------------------------------------------------
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Brian C. Perkes                Vice President            None
6 Lawton Ct.
Frisco, TX 75034
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Charles K. Pettit(2)           Vice President            None
--------------------------------------------------------------------------------
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Andrew Pizza(2)                Vice President            None
--------------------------------------------------------------------------------
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Elaine M. Puleo-Carter(2)      Senior Vice President     None
--------------------------------------------------------------------------------
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Minnie Ra                      Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
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Dusting Raring                 Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
--------------------------------------------------------------------------------
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Michael A. Raso(2)             Vice President            None
--------------------------------------------------------------------------------
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Richard Rath                   Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
--------------------------------------------------------------------------------
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Douglas Rentschler             Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
--------------------------------------------------------------------------------
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Ruxandra Risko(2)              Vice President            None
--------------------------------------------------------------------------------
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David R. Robertson(2)          Senior Vice President     None
--------------------------------------------------------------------------------
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Nicole Robbins(2)              Vice President            None
--------------------------------------------------------------------------------
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Ian M. Roche                   Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
--------------------------------------------------------------------------------
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Kenneth A. Rosenson            Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
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James H. Ruff(2)               President & Director      None
--------------------------------------------------------------------------------
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Matthew Rutig                  Vice President            None
199 North Street
Ridgefield, CT 06877
--------------------------------------------------------------------------------
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William R. Rylander            Vice President            None
85 Evergreen Road
Vernon, CT 06066
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Thomas Sabow                   Vice President            None
6617 Southcrest Drive
Edina, MN 55435
--------------------------------------------------------------------------------
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John Saunders                  Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
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Jill Schmitt(2)                Vice President            None
--------------------------------------------------------------------------------
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Thomas Schmitt(2)              Vice President            None
--------------------------------------------------------------------------------
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William Schories(2)            Vice President            None
--------------------------------------------------------------------------------
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Charles F. Scully              Vice President            None
125 Cypress View Way
Apex, NC 27502
--------------------------------------------------------------------------------
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Eric Sharp                     Vice President            None
862 McNeill Circle
Woodland, CA 95695
--------------------------------------------------------------------------------
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William Sheluck(2)             Vice President            None
--------------------------------------------------------------------------------
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Debbie A. Simon                Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
--------------------------------------------------------------------------------
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Bryant Smith                   Vice President            None
--------------------------------------------------------------------------------
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Douglas Bruce Smith            Vice President            None
8927 35th Street W.
University Place, WA 98466
--------------------------------------------------------------------------------
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John Spensley                  Vice President            None
2000 Rhettsbury Street
Carmel, IN 46032
--------------------------------------------------------------------------------
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Alfred St. John(2)             Vice President            None
--------------------------------------------------------------------------------
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Bryan Stein                    Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Stoma(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
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Wayne Strauss(3)               Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Summe                 Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
--------------------------------------------------------------------------------
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Michael Sussman(2)             Vice President            None
--------------------------------------------------------------------------------
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George T. Sweeney              Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
--------------------------------------------------------------------------------
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James Taylor(2)                Assistant Vice President  None
--------------------------------------------------------------------------------
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Martin Telles(2)               Senior Vice President     None
--------------------------------------------------------------------------------
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David G. Thomas                Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
--------------------------------------------------------------------------------
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Barrie L. Tiedemann            Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118
--------------------------------------------------------------------------------
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Mark S. Vandehey(1)            Vice President and Chief  Vice President and
                               Compliance Officer        Chief Compliance
                                                         Officer
--------------------------------------------------------------------------------
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Vincent Vermete(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas(2)               Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rachel Walkey(2)               Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cynthia Walloga(2)             Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Lediard Ward           Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
--------------------------------------------------------------------------------
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Teresa Ward(1)                 Vice President            None
--------------------------------------------------------------------------------
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Michael J. Weigner             Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donn Weise                     Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
--------------------------------------------------------------------------------
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Chris Werner(1)                Vice President            None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine White(2)             Assistant Vice President  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna Winn(2)                  Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower(2)             Senior Vice President     None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cary Patrick Wozniak           Vice President            None
18808 Bravata Court
San Diego, CA 92128
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Charles Young             Vice President            None
3914 Southwestern
Houston, TX 77005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Zachman(2)                Vice President            None
--------------------------------------------------------------------------------
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Robert G. Zack(2)              General Counsel &     Secretary
                               Director
--------------------------------------------------------------------------------
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Steven Zito(1)                 Vice President            None
--------------------------------------------------------------------------------
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29.  Management Services
Not applicable

Item 30.  Undertakings
Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of September, 2005.

                              OPPENHEIMER QUEST FOR VALUE FUNDS

                              By:  /s/ John V. Murphy*
                              -------------------------------------------
                              John V. Murphy, President &
                              Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Thomas W. Courtney *     Chairman of the             September 20, 2005
-----------------------------Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*
------------------------------President & Principal  September 20, 2005
John V. Murphy               Executive Officer

/s/ Brian W. Wixted *        Treasurer and Chief
-----------------------------Financial and               September 20, 2005
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton *        Trustee                     September 20, 2005
---------------------------
Paul Y. Clinton

/s/ Robert G. Galli *
---------------------------- Trustee                     September 20, 2005
Robert G. Galli

/s/ Lacy B. Herrmann *       Trustee                     September 20, 2005
----------------------------
Lacy B. Herrmann

/s/ Brian Wruble             Trustee                     September 20, 2005
---------------------------
Brian Wruble

*By: /s/ Mitchell J. Lindauer
----------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                      OPPENHEIMER QUEST FOR VALUE FUNDS

                     Registration Statement No. 33-15489

                                EXHIBIT INDEX

Exhibit No.                         Description

23 (a) (xi)       Establishment and Designation of Class of Oppenheimer
                  Small- & Mid- Cap Value Fund of Oppenheimer Quest for Value
                  Funds